Income Taxes (Details) - Schedule of components of company's deferred tax assets and liabilities - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Deferred tax assets
Tax losses carry forwards	$ 671,458	$ 645,318
Inventory related	4,210	3,892
Intangible assets	12,783	19,081
Provision for employee related obligations	1,186	557
Stock-based compensation	9,528	7,507
Deferred revenue	2,257	1,871
Property, plant and equipment	630	835
Allowance for credit losses	143	249
Foreign currency losses	358	278
Research and development credit carry forwards	15,933	16,693
Gross deferred tax assets	718,486	696,281
Valuation allowance	(693,120)	(661,979)
Total deferred tax assets	25,366	34,302
Intangibles assets	(12,533)	(21,567)
Property, plant and equipment	(17,991)	(2,847)
Other items	(882)	(4,344)
Total deferred tax liabilities	(31,406)	(28,758)
Net deferred tax assets (liabilities)	$ (6,040)	$ 5,544